BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2014
Business Acquisition, Contingent Consideration [Line Items]
Schedule of Business Acquisitions
The Conflicts Committee retained a financial advisor to assist the evaluation of each transaction. The details of each transaction are as follows:

	Golar Igloo	Golar Maria
(in thousands of $)	March 28, 2014	February 7, 2013
Purchase consideration (1)	156,001	127,910
Less: Fair value of net assets (liabilities) acquired:
Vessel and equipment	287,542	215,000
Intangible asset	19,099	—
Cash	682	7,981
Fair value of interest rate swap	3,636	(3,096)
Other assets and liabilities	6,312	(2,450)
Long-term debt	(161,270)	(89,525)
Subtotal	(156,001)	(127,910)
Difference between the purchase price and fair value of net assets acquired	—	—
__________________________________________
(1) The purchase consideration comprises the following:

(in thousands of $)	Golar Igloo	Golar Maria
Cash consideration paid to Golar	148,730	125,500
Adjustment for the interest rate swap asset (liability) assumed	3,636	(3,096)
Purchase price adjustments	3,635	5,506
	156,001	127,910

Golar Igloo [Member]
Business Acquisition, Contingent Consideration [Line Items]
Business Acquisition, Pro Forma Information [Table Text Block]
The table below shows our summarized consolidated pro forma consolidated annual financial information for the year ended December 31, 2014, giving effect to our acquisition of the Golar Igloo as if it had taken place on January 1, 2014.

Unaudited
(in thousands of $, except per unit data)	2014
Revenues	400,209
Net income	184,751
Earnings per unit (basic and diluted):
Common unitholders	$2.56

Golar Maria [Member]
Business Acquisition, Contingent Consideration [Line Items]
Business Acquisition, Pro Forma Information [Table Text Block]
The table below shows our comparative summarized consolidated pro forma financial information for the years ended December 31, 2013 and 2012, giving effect to our acquisition of the Golar Maria as if it had taken place on January 1, 2012.

	Unaudited	Unaudited
(in thousands of $, except per unit data)	2013	2012
Revenues	332,150	308,617
Net income	152,388	135,472
Earnings per unit (basic and diluted):
Common unitholders	$2.33	$2.52